Trade Accounts Receivable	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable
Trade Accounts Receivable

7.	Trade Accounts Receivable

Consolidated	Balances	Overdue	Overdue for more	Total	Total
	falling due	up to 90 days	than 90 days	12.31.2023	12.31.2022
Electricity sales to final customers and Charges for use of the system - Copel DIS (a)	2,428,632	395,161	157,947	2,981,740	2,513,664

Electricity sales to final customers	207,084	4,414	6,303	217,801	208,631

Other consumers receivables	90,694	71,771	39,850	202,315	111,436

Energy supply - Concessionaires, permission holder and trading companies	437,348	24,184	9,555	471,087	483,218

CCEE (7.1)	70,048	-	119,665	189,713	196,627

Charges for use of the transmission system	68,161	7,314	10,680	86,155	71,466

Gas distribution	-	-	-	-	138,770

(-) Expected credit losses (7.2)	(19,588)	(40,195)	(222,599)	(282,382)	(271,943)
	3,282,379	462,649	121,401	3,866,429	3,451,869
Current				3,761,170	3,342,050
Noncurrent				105,259	109,819
(a) Includes the balance of debt installments at present value, considering the amount to be discounted, the realization dates, the settlement dates and the discount rate of 1.22% p.m. (1.10% p.m. on December 31, 2022).

7.1	Electricity Trading Chamber - CCEE

Balance receivable deriving from the positive position in the monthly settlement of the spot market centralized by CCEE. Amounts are received in the second month following the recognition of revenue or offset against future settlements when the result is negative for the subsidiary.

Of the total presented, R$119,665 refer to the controversial portion resulting from the effects of the injunction for exclusion of responsibility of HPP Colíder. As a result of unforeseeable circumstances and force majeure, the power plant had its commercial start-up delayed, which was initially scheduled for January 2015. The Company is contesting in court, filing a request for exclusion of liability so that the mandatory supply of energy contracted by the plant, in the period in delay, could be postponed. Expected credit losses were recorded in the same amount as the receivable balance, as presented in Note 7.2.

Copel GeT filed a lawsuit in 2018 against Aneel with the aim of challenging the resolutions that rejected the request to recognize the exclusion of liability for the displacement of the implementation schedule of the HPP Colíder contained in Concession Contract No. 01/2011-MME-UHE Colíder, of which it is the holder, while also maintaining the supply schedule in the Power Trading Contracts in the Regulated Environment (CCEAR). A provisional injunction in favor of the Company was granted by the Federal Regional Court of the 1st Region ("TRF1") to suspend the sanctioning and contractual effects of the disputed resolutions. In May 2023, a ruling was issued by the competent Federal Court, partially recognized the requests. Copel GeT filed an appeal with the TRF1 defending the extension of the recognition of the exclusions for the entire period and renewed the request for appellate relief to maintain the suspension of the effects of Aneel's deliberations, until the judgment of the appeal, which was again granted in August 2023 by the Reporting Judge. The appeal is awaiting processing and judgment.

The contracted energy of the plant is 125 MW average. For overdue periods the contract was fulfilled and, due to the fact it is awaiting a decision on the merits of the lawsuit, the Company recognized the revenue limited to the financial covenants of the agreement and the regulatory rules, as well as the cost of energy to cover the contractual guarantee.

7.2	Expected credit losses

Consolidated	Balance as of	Additions /	Write	Reclassi-	Balance as of	Additions/	Write	Balance as of	Additions/	Write	Reclassifica-	Balance as of
	January 1, 2021	(Reversals)	offs (a)	fication (b)	December 31, 2021	(Reversals)	offs (a)	December 31, 2022	(Reversals)	offs (a)	tion (NE nº 39)	December 31, 2023
Electricity sales to final customers and Charges for use of the system - Copel DIS	212,327	180,150	(238,394)	-	154,083	114,718	(149,263)	119,538	99,685	(85,356)	-	133,867
Electricity sales to final customers and other consumers receivables	769	436	-	-	1,205	11,327	-	12,532	2,792	-	-	15,324
Energy supply - Concessionaires, permission holder and trading companies	20,533	1,224	(1,994)	-	19,763	(5,353)	(4,583)	9,827	4,533	(834)	-	13,526
CCEE (7.1)	119,665	-	-	-	119,665	-	-	119,665	-	-	-	119,665
Telecommunications	-	3,042	(3,153)	111	-	-	-	-	-	-	-	-
Gas distribution	12,257	(2,611)	239	-	9,885	1,064	(568)	10,381	286	(329)	(10,338)	-
	365,551	182,241	(243,302)	111	304,601	121,756	(154,414)	271,943	107,296	(86,519)	(10,338)	282,382
(a) Net losses from recovered invoice balances.
(b) TEL segment discontinued in 2021; reclassifications arising from the divestment process of Copel Telecomunicações, completed in August/2021.